OPERATING SEGMENTS (Tables)	12 Months Ended
Apr. 30, 2015
OPERATING SEGMENTS [Abstract]
Revenues and Net Operating Income for Reportable Segments

The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2015, 2014 and 2013 from our three reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements.

	(in thousands)
Year Ended April 30, 2015	Multifamily	Healthcare	Industrial	All Other	Total
Real estate revenue	$118,526	$65,828	$6,491	$10,150	$200,995
Real estate expenses	51,172	16,937	1,536	4,188	73,833

Net operating income	$67,354	$48,891	$4,955	$5,962	127,162

TRS senior housing revenue, net of expenses					523
Depreciation/amortization					(51,775)
Administrative expenses					(11,824)
Other expenses					(2,010)
Impairment of real estate investments					(4,663)
Interest expense					(40,071)
Interest and other income					2,956

Income before gain on sale of real estate and other investments and income from discontinued operations					20,298
Gain on sale of real estate and other investments					6,093

Income from continuing operations					26,391
Income from discontinued operations					2,293

Net income					$28,684

	(in thousands)

Year Ended April 30, 2014	Multifamily	Healthcare	Industrial	All Other	Total

Real estate revenue	$102,059	$64,887	$6,894	$11,539	$185,379
Real estate expenses	46,138	16,899	2,043	4,725	69,805

Gain on involuntary conversion	2,480	0	0	0	2,480

Net operating income	$58,401	$47,988	$4,851	$6,814	118,054

TRS senior housing revenue, net of expenses					296
Depreciation/amortization					(50,069)
Administrative expenses					(10,743)
Other expenses					(2,129)
Impairment of real estate investments					(7,700)
Interest expense					(39,619)
Interest and other income					2,148

Income before gain on sale of real estate and other investments and income from discontinued operations					10,238
Loss on sale of real estate and other investments					(51)

Income from continuing operations					10,187
Loss from discontinued operations					(27,127)

Net loss					$(16,940)

	(in thousands)
Year Ended April 30, 2013	Multifamily	Healthcare	Industrial	All Other	Total
Real estate revenue	$89,923	$61,625	$6,700	$11,485	$169,733
Real estate expenses	38,223	16,529	1,871	5,547	62,170

Gain on involuntary conversion	3,852	0	0	1,232	5,084

Net operating income	$55,552	$45,096	$4,829	$7,170	112,647

Depreciation/amortization					(42,430)
Administrative expenses					(8,494)
Other expenses					(2,171)
Interest expense					(40,441)
Interest and other income					732

Income before gain on sale of real estate and other investments and income from discontinued operations					19,843
Gain on sale of real estate and other investments					0

Income from continuing operations					19,843
Income from discontinued operations					10,129

Net income					$29,972

Segment Assets and Accumulated Depreciation

Segment Assets and Accumulated Depreciation

	(in thousands)
As of April 30, 2015	Multifamily	Healthcare	Industrial	All Other	Total

Segment Assets
Property owned	$946,520	$495,021	$60,611	$44,215	$1,546,367
Less accumulated depreciation	(180,414)	(112,515)	(11,256)	(9,123)	(313,308)

Net property owned	$766,106	$382,506	$49,355	$35,092	1,233,059

Assets held for sale					463,103
Cash and cash equivalents					48,970
Other investments					329
Receivables and other assets					72,555
Development in progress					153,994
Unimproved land					25,827

Total assets					$1,997,837

	(in thousands)
As of April 30, 2014	Multifamily	Healthcare	Industrial	All Other	Total

Segment Assets
Property owned	$753,731	$522,135	$55,375	$118,975	$1,450,216
Less accumulated depreciation	(158,100)	(105,376)	(10,198)	(28,731)	302,405
Net property owned	$595,631	$416,759	$45,177	$90,244	1,147,811

Assets held for sale					457,307
Cash and cash equivalents					47,267
Other investments					329
Receivables and other assets					89,034
Development in progress					104,609
Unimproved land					22,864

Total assets					$1,869,221